Investment Valuation (Details) (iShares S&P GSCI Commodity-Indexed Investing Pool LLC [Member], USD $)	Dec. 31, 2011	Dec. 31, 2010
iShares S&P GSCI Commodity-Indexed Investing Pool LLC [Member]
Fair value of CERFs	$ 1,310,495,480	$ 1,798,137,200
Required initial deposit margin percentage	100.00%
Fair value of short-term investments	$ 1,287,357,438	$ 1,687,824,740